Jul. 31, 2017
American Century Capital Portfolios Prospectus

Prospectus and Statement of Additional Information (SAI) Supplement Supplement dated July 31, 2017
NT Global Real Estate Fund
(Prospectus dated March 1, 2017 and SAI dated April 10, 2017)
NT Diversified Bond Fund
(Prospectus and SAI dated July 28, 2017)
NT Emerging Markets Fund ■ NT International Growth Fund ■ NT International Small-Mid Cap Fund ■
NT International Value Fund
(Prospectuses dated April 1, 2017 and SAI dated April 10, 2017 )
NT Growth Fund ■ NT Heritage Fund
(Prospectuses dated March 1, 2017 and SAI dated April 10, 2017)
NT Core Equity Plus Fund ■ NT Disciplined Growth Fund ■ NT Equity Growth Fund ■
NT Small Company Fund
(Prospectuses dated November 1, 2016 and SAI dated April 10, 2017)

All references to Institutional Class are changed to G Class. The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees/Directors, as applicable.

For funds that previously had an R6 Class, the R6 Class has been eliminated.

The following replaces current disclosure regarding the Global Industry Classification Standard (GICS).
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

For NT Disciplined Growth prospectus only:
Footnote 1 to the Annual Fund Operating Expenses table is deleted.

For NT Global Real Estate prospectus only (effective August 1, 2017):
The advisor has agreed to waive 0.09 percentage points of the Investor Class’s management fee. The advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without the approval of the Board of Directors.

©2017 American Century Proprietary Holdings, Inc. All rights reserved.
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